Non-Current Assets - Intangibles - Disclosure of Non-Current Assets - Intangibles (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of detailed information about intangible assets [line items]
Net book amount	$ 9,490,222	$ 10,554,070
Exchange difference	(187,873)	758,017
Additions	903,154
Amortization charge	(1,964,566)	(1,821,865)
Closing net book amount	8,240,937	9,490,222
Cost or Fair Value [member]
Disclosure of detailed information about intangible assets [line items]
Net book amount	25,926,551	23,974,326
Closing net book amount	24,204,505	25,926,551
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Net book amount	(16,436,329)	(13,420,256)
Closing net book amount	(17,963,568)	(16,436,329)
Intellectual Property Assets [member]
Disclosure of detailed information about intangible assets [line items]
Net book amount	9,380,260	10,444,108
Exchange difference	(187,873)	758,017
Additions	903,154
Amortization charge	(1,964,566)	(1,821,865)
Closing net book amount	8,130,975	9,380,260
Intellectual Property Assets [member] | Cost or Fair Value [member]
Disclosure of detailed information about intangible assets [line items]
Net book amount	25,816,589	23,864,364
Closing net book amount	26,094,543	25,816,589
Intellectual Property Assets [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Net book amount	(16,436,329)	(13,420,256)
Closing net book amount	(17,963,568)	(16,436,329)
Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Net book amount	109,962	109,962
Closing net book amount	109,962	109,962
Goodwill [member] | Cost or Fair Value [member]
Disclosure of detailed information about intangible assets [line items]
Net book amount	109,962	109,962
Closing net book amount	$ 109,962	$ 109,962